CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 11,305	$ 43,363
Accounts receivable, net	131,292	126,780
Inventories:
Raw materials	111,526	113,049
Finished goods	83,171	77,341
Inventory, net	194,697	190,390
Assets held for sale		2,446
Refundable income taxes	3,482	816
Deferred income taxes	9,694	9,278
Other current assets	7,724	9,742
TOTAL CURRENT ASSETS	358,194	382,815
OTHER ASSETS	15,380	11,455
GOODWILL	154,702	154,702
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	10,924	15,933
Land and improvements	112,042	105,857
Building and improvements	164,757	162,995
Machinery, equipment and office furniture	257,529	245,764
Construction in progress	2,880	3,177
Property, plant and equipment	537,208	517,793
Accumulated depreciation and amortization	(314,741)	(295,642)
PROPERTY, PLANT AND EQUIPMENT, NET	222,467	222,151
TOTAL ASSETS	764,007	789,396
CURRENT LIABILITIES:
Accounts payable	49,433	59,481
Accrued liabilities:
Compensation and benefits	30,920	43,909
Other	12,172	15,135
Current portion of long-term debt and capital lease obligations	40,270	712
TOTAL CURRENT LIABILITIES	132,795	119,237
LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS, less current portion	12,200	54,579
DEFERRED INCOME TAXES	19,049	20,631
OTHER LIABILITIES	17,364	13,773
TOTAL LIABILITIES	181,408	208,220
Controlling interest shareholders' equity:
Common stock, no par value; shares authorized 40,000,000; issued and outstanding, 19,623,803 and 19,333,122	19,624	19,333
Additional paid-in capital	143,988	138,573
Retained earnings	410,848	414,108
Accumulated other comprehensive earnings	3,600	4,165
Employee stock notes receivable	(1,255)	(1,670)
Controlling interest shareholders' equity	576,805	574,509
Noncontrolling interest	5,794	6,667
TOTAL SHAREHOLDERS' EQUITY	582,599	581,176
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 764,007	$ 789,396